Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Information, by Segment

	Operating Results
Year Ended December 31, 2016	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$21,501	$6,902	$2,529	$2,027	$4,506	$40	$37,505	$(303)	$37,202
Universal life and investment-type product policy fees	989	1,487	1,025	391	1,436	2	5,330	152	5,482
Net investment income	6,206	2,707	1,084	318	5,944	178	16,437	353	16,790
Other revenues	784	61	34	73	581	110	1,643	42	1,685
Net investment gains (losses)	—	—	—	—	—	—	—	305	305
Net derivative gains (losses)	—	—	—	—	—	—	—	(874)	(874)
Total revenues	29,480	11,157	4,672	2,809	12,467	330	60,915	(325)	60,590
Expenses
Policyholder benefits and claims and policyholder dividends	21,558	5,191	2,443	1,067	7,534	41	37,834	(295)	37,539
Interest credited to policyholder account balances	1,302	1,298	328	112	1,042	6	4,088	1,088	5,176
Capitalization of DAC	(471)	(1,668)	(321)	(403)	(281)	(7)	(3,151)	(1)	(3,152)
Amortization of DAC and VOBA	471	1,224	184	408	736	8	3,031	(325)	2,706
Amortization of negative VOBA	—	(208)	(1)	(13)	—	—	(222)	(47)	(269)
Interest expense on debt	9	—	2	—	57	1,139	1,207	(50)	1,157
Other expenses	3,706	3,586	1,336	1,323	2,392	595	12,938	355	13,293
Total expenses	26,575	9,423	3,971	2,494	11,480	1,782	55,725	725	56,450
Provision for income tax expense (benefit)	988	492	158	42	288	(947)	1,021	(355)	666
Operating earnings	$1,917	$1,242	$543	$273	$699	$(505)	4,169
Adjustments to:
Total revenues							(325)
Total expenses							(725)
Provision for income tax (expense) benefit							355
Income (loss) from continuing operations, net of income tax							$3,474		$3,474

At December 31, 2016	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Corporate & Other (2)	Total
	(In millions)
Total assets	$253,683	$120,656	$67,233	$25,596	$184,276	$247,320	$898,764
Separate account assets	$85,950	$8,020	$48,455	$4,329	$48,823	$1	$195,578
Separate account liabilities	$85,950	$8,020	$48,455	$4,329	$48,823	$1	$195,578
__________________

(1)	Total assets includes $98.0 billion of assets from the Japan operations which represents 11% of total consolidated assets.

(2)	Includes assets of disposed subsidiary of $216,983 million at December 31, 2016.

	Operating Results
Year Ended December 31, 2015	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,861	$6,937	$2,581	$2,036	$4,545	$(92)	$36,868	$(465)	$36,403
Universal life and investment-type product policy fees	943	1,542	1,117	424	1,482	(4)	5,504	66	5,570
Net investment income	6,209	2,675	1,038	326	6,201	260	16,709	(466)	16,243
Other revenues	751	105	41	61	930	69	1,957	(30)	1,927
Net investment gains (losses)	—	—	—	—	—	—	—	646	646
Net derivative gains (losses)	—	—	—	—	—	—	—	545	545
Total revenues	28,764	11,259	4,777	2,847	13,158	233	61,038	296	61,334
Expenses
Policyholder benefits and claims and policyholder dividends	20,837	5,275	2,408	988	7,357	(114)	36,751	(293)	36,458
Interest credited to policyholder account balances	1,216	1,309	349	120	1,062	23	4,079	336	4,415
Capitalization of DAC	(493)	(1,720)	(341)	(472)	(410)	(3)	(3,439)	120	(3,319)
Amortization of DAC and VOBA	471	1,256	271	497	577	(1)	3,071	95	3,166
Amortization of negative VOBA	—	(309)	(1)	(16)	—	—	(326)	(35)	(361)
Interest expense on debt	4	—	—	—	55	1,169	1,228	(60)	1,168
Other expenses	3,685	3,611	1,429	1,469	2,694	929	13,817	282	14,099
Total expenses	25,720	9,422	4,115	2,586	11,335	2,003	55,181	445	55,626
Provision for income tax expense (benefit)	1,040	457	37	21	581	(364)	1,772	(72)	1,700
Operating earnings	$2,004	$1,380	$625	$240	$1,242	$(1,406)	4,085
Adjustments to:
Total revenues							296
Total expenses							(445)
Provision for income tax (expense) benefit							72
Income (loss) from continuing operations, net of income tax							$4,008		$4,008

At December 31, 2015	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Corporate & Other (2)	Total
	(In millions)
Total assets	$237,858	$113,895	$64,808	$26,767	$187,677	$246,928	$877,933
Separate account assets	$79,540	$8,964	$46,061	$3,996	$48,590	$1	$187,152
Separate account liabilities	$79,540	$8,964	$46,061	$3,996	$48,590	$1	$187,152
__________________

(1)	Total assets includes $90.0 billion of assets from the Japan operations which represents 10% of total consolidated assets.

(2)	Includes assets of disposed subsidiary of $216,437 million at December 31, 2015.

	Operating Results
Year Ended December 31, 2014	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,243	$7,566	$2,796	$2,309	$4,545	$89	$37,548	$(578)	$36,970
Universal life and investment-type product policy fees	909	1,693	1,239	466	1,374	—	5,681	143	5,824
Net investment income	6,111	2,886	1,219	428	6,409	489	17,542	616	18,158
Other revenues	721	106	33	60	1,062	55	2,037	(75)	1,962
Net investment gains (losses)	—	—	—	—	—	—	—	338	338
Net derivative gains (losses)	—	—	—	—	—	—	—	722	722
Total revenues	27,984	12,251	5,287	3,263	13,390	633	62,808	1,166	63,974
Expenses
Policyholder benefits and claims and policyholder dividends	20,110	5,724	2,615	1,053	7,217	49	36,768	(22)	36,746
Interest credited to policyholder account balances	1,168	1,544	394	148	1,098	33	4,385	1,341	5,726
Capitalization of DAC	(488)	(1,914)	(377)	(680)	(326)	(1)	(3,786)	114	(3,672)
Amortization of DAC and VOBA	458	1,397	313	613	444	(8)	3,217	(188)	3,029
Amortization of negative VOBA	—	(364)	(1)	(31)	—	—	(396)	(46)	(442)
Interest expense on debt	12	—	—	—	58	1,162	1,232	(82)	1,150
Other expenses	3,550	3,975	1,588	1,846	2,670	821	14,450	104	14,554
Total expenses	24,810	10,362	4,532	2,949	11,161	2,056	55,870	1,221	57,091
Provision for income tax expense (benefit)	1,073	582	129	29	714	(719)	1,808	128	1,936
Operating earnings	$2,101	$1,307	$626	$285	$1,515	$(704)	5,130
Adjustments to:
Total revenues							1,166
Total expenses							(1,221)
Provision for income tax (expense) benefit							(128)
Income (loss) from continuing operations, net of income tax							$4,947		$4,947

Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Life insurance	$20,436	$20,847	$21,409
Accident & health insurance	14,127	13,109	13,427
Annuities	5,552	5,730	5,756
Property & casualty insurance	3,560	3,504	3,524
Non-insurance	694	710	640
Total	$44,369	$43,900	$44,756

Total premiums, universal life & investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
U.S.	$29,166	$29,094	$28,249
Foreign:
Japan	7,088	6,264	6,917
Other	8,115	8,542	9,590
Total	$44,369	$43,900	$44,756